Related Party Relationships and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Share based compensation	₨ 1,938	₨ 1,347	₨ 1,742
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation	₨ 166	₨ 124	₨ 148